THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III
American Legacy® III C Share, American Legacy® III View
American Legacy Shareholder’s Advantage®
American Legacy® Design, American Legacy® Advisory
American Legacy® Signature, American Legacy® Series

Lincoln Life Variable Annuity Account N
ChoicePlusSM, ChoicePlusSM Access
ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Advance
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Signature
ChoicePlus AssuranceSM Series, ChoicePlus AssuranceSM Advisory

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III, American Legacy® III C Share
American Legacy® III View, American Legacy Shareholder’s Advantage®
American Legacy® Design, American Legacy® Advisory
American Legacy® Signature, American Legacy® Series

Lincoln New York Account N for Variable Annuities
ChoicePlusSM, ChoicePlusSM Access
ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Advance
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Signature
ChoicePlus AssuranceSM Series, ChoicePlus AssuranceSM Advisory

Supplement dated August 22, 2019 to the Prospectus dated May 1, 2019

This Supplement outlines a change to your individual annuity contract. All other provisions outlined in your prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.
Beginning October 14, 2019, we will waive the 5-year holding period that is required before terminating a rider in the following situations:
•	Contractowners who elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) prior to January 1, 2017 who wish to elect Lincoln Market Select® Advantage; and
•	Contractowners who elected 4LATER® Advantage (Managed Risk) who wish to elect 4LATER® Select Advantage.
Additionally, we will no longer require a 1-year waiting period before electing a new Living Benefit Rider in these situations. Other than the termination of your current rider, and the waiver of the holding period, your contract will not change in any way. Any applicable existing or future surrender charges will continue to apply, as described in your contract and your prospectus. We are doing this as a customer service to you, and there is no financial incentive being provided to you, or to your registered representative if you decide to terminate your rider to elect a new one. There is no guarantee that these waivers will be offered in the future, as we reserve the right to discontinue them at any time.
In general, anytime you terminate a rider, you will no longer be entitled to any of the benefits that have accrued under that rider. If you decide to drop an existing rider, your current Income Base and Enhancement Base will terminate without value. In other words, you cannot transfer either your current Income Base or Enhancement Base over to the new rider. Your initial Income Base under Lincoln Market Select® Advantage or 4LATER® Select Advantage will be equal to the Contract Value on the new rider effective date. Your initial Enhancement Base will be equal to the Income Base on the new rider effective date.

You should carefully compare the features and benefits provided by your existing rider to the features and benefits provided by Lincoln Market Select® Advantage and 4LATER® Select Advantage before making your decision. Different riders do not include all the same features and may not provide the same level of guarantee. You should also compare the fees and charges of each rider. If you have any questions about terminating an existing rider to elect a new one, you should contact your registered representative or call us at the number listed on the first page of your prospectus.

If you decide to elect Lincoln Market Select® Advantage or 4LATER® Select Advantage, you will be required to adhere to the Investment Requirements for your new rider. Complete details regarding the expenses, rider features, and Investment Requirements are available in the prospectus.

Please retain this supplement for future reference.